May 4, 2006
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: Susan Min

Re:	Goldman Sachs Asset Backed Securities Corp. Registration Statement on Form S-3 Filed February 23, 2006 File No. 333-132001
Ladies and Gentlemen:
          On behalf of Goldman Sachs Asset Backed Securities Corp. (the “Depositor”) and in response to the letter (the “Comment Letter”) dated March 22, 2006 from the staff (the “Staff”) of the Securities and Exchange Commission to David Stiepleman, we submit herewith amendment no. 1 to the above-referenced registration statement on Form S-3, marked to show changes from the registration statement as originally filed on February 23, 2006. The amendment reflects changes made in response to the Comment Letter.
          The numbered paragraphs below set forth the Staff’s comments in italicized text together with the Depositor’s responses. The numbers correspond to the numbered paragraphs in the Comment Letter. Page references in the Depositor’s responses are references to the page numbers in the typeset version of the amendment, which is being provided to Susan Min, of the Staff, via electronic mail. Unless otherwise noted, the use of “we,” “us” and similar terms refers to the Depositor, in its capacity as the issuer under Regulation AB.
Registration Statement on Form S-3
General
1.	Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.
          Response: After filing the registration statement on February 23, 2006, the Depositor discovered that, with respect to one of its issuing entities, GS Auto Loan Trust 2005-1, Form 8-Ks relating to the distribution reports for the September, October, November and December 2005 distribution dates had not been filed. Each missing Form 8-K was promptly filed on March 1, 2006. Mayer, Brown, Rowe & Maw LLP sent a letter dated April 11, 2006 to Jeffrey Cohan in the Office of the Chief Counsel reporting the foregoing information and requesting the Staff permit the Depositor to use Form S-3 notwithstanding the fact that the requirements set forth in

Securities and Exchange Commission
Division of Corporation Finance
May 4, 2006

General Instructions I.A.3.(b) and I.A.4 of Form S-3 were not satisfied as a result of the late filings described in the letter. A copy of the letter, which describes the internal procedures established to ensure timely filing of Exchange Act reports, is attached hereto as Exhibit A. Jeffrey Cohan has communicated to us that the Staff has granted our waiver request and will permit the Depositor to use Form S-3. Other than as described in the letter, we confirm that the Depositor and the issuing entities established, directly or indirectly, by the Depositor (other than GS Auto Loan Trust 2005-1) have been current and timely with Exchange Act reporting during the last twelve months with respect to any asset-backed securities involving asset classes similar to those represented by the receivables described in the registration statement. No additional affiliates of the Depositor have offered asset-backed securities involving these asset classes.
2.	Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.
          Response: We confirm that all material terms to be included in the finalized agreements will be disclosed in the final Rule 424(b) prospectus or that finalized agreements will be filed simultaneously with or prior to the final prospectus.
3.	Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.
          Response: We confirm that we will file unqualified legal and tax opinions at the time of each takedown.
4.	We note the disclosure on page 4 of your base prospectus indicating that several specific types of assets may constitute property of an issuing entity, as well as “other property identified in the prospectus supplement.” Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown and revise to remove the language noted above.
          Response: We have revised the disclosure on page 4 of the base prospectus in response to the Staff’s comment. We confirm that the base prospectus includes all assets, credit enhancements and other structural features reasonably contemplated to be included in an actual takedown.
5.	When available, please provide us with a copy of your updated sale and servicing agreement, marked to show changes from the prior sale and servicing agreement, including any changes made to comply with Regulation AB. Additionally, ensure that the

Securities and Exchange Commission
Division of Corporation Finance
May 4, 2006

related disclosure in your filing is revised to reflect the terms of your updated agreement. For example, your disclosure on page 38 of the base prospectus should be updated to indicate that the attestation report to be provided by an accounting firm will be based on the servicing criteria set forth in Item 1122(d) of Regulation AB, as opposed to being based on whether “the servicing complies with the applicable transaction documents.” See Item 1122(b) of Regulation AB and Rule 13a-18(c). Additionally, you should revise to clarify that all of the reports required by Items 1122 and 1123 of Regulation AB will be filed as exhibits to the 10-K.
          Response: We direct your attention to Exhibit 10.2 to the amendment, which contains the updated form of sale and servicing agreement. A copy of the updated form of sale and servicing agreement marked to show changes from the form of sale and servicing agreement filed with the Depositor’s existing registration statement, including the changes made to comply with Regulation AB, is being provided to Susan Min, of the Staff, via electronic mail. The revised form of sale and servicing agreement is being filed as Exhibit 10.2 to the amendment. We confirm that the amendment reflects the terms of the updated sale and servicing agreement. We have revised the disclosure on pages 38-39 of the base prospectus in response to the Staff’s comment.
Prospectus Supplement
Summary of the Terms of the Notes, page S-1
6.	We note from your disclosure in the base prospectus that you contemplate including revolving and pre-funding periods. Please include bracketed language in the summary section of the prospectus supplement illustrating the information you would provide in response to Item 1103(a)(5) for both a pre-funding and revolving period, if applicable.
          Response: We have revised the disclosure on page S-2 of the prospectus supplement in response to the Staff’s comment.
Credit Enhancement, page S-7
7.	Please include a bracketed placeholder for other possible credit enhancement and derivative disclosure. We note the credit enhancement and derivatives you contemplate using as described in the base prospectus. Please provide bracketed placeholders, where appropriate, confirming that you will provide the financial disclosure required by Item 1114(b) for credit enhancers, if applicable. Additionally, while we note the bracketed disclosure you have provided on page S-38, please ensure that your amended filing also includes bracketed placeholders in the summary indicating that you will identify any enhancement provider referenced in Items 1114(b) or 1115 of Regulation AB.
          Response: We have revised the disclosure on page S-7 of the prospectus supplement in response to the Staff’s comment.

Securities and Exchange Commission
Division of Corporation Finance
May 4, 2006

Base Prospectus
Enhancement Relating to Collateral Certificates, page 17
8.	While we note that you have provided brief descriptions of some forms of credit enhancement on page 4, each type of credit enhancement or derivative should be described in the base prospectus. Accordingly, please revise to include a brief description of each type of credit enhancement or derivative, either here or on page 37, as appropriate. Additionally, please revise in both places to either remove your reference to “other types of enhancement,” or to list the types of enhancement to which this phrase refers.
          Response: We have revised the disclosure on pages 37-38 of the base prospectus to briefly describe all of the types of credit enhancement and derivatives. We have deleted the referenced phrase from pages 17 and 38 of the base prospectus.
9.	We note from the second paragraph of this section and from similar disclosure on page 37 that one form of credit enhancement may cover more than one series of securities, resulting in a risk that credit enhancement may be exhausted by claims of securityholders of other series. Please provide us with a legal analysis as to why this arrangement is consistent with the definition of an asset-backed security.
          Response: We have deleted this disclosure from page 38 of the base prospectus.
Description of the Certificates, page 25
10.	We note from page 26 that the related prospectus supplement will specify the method for determining the interest rate for each class of securities, including variable or adjustable rates. Please revise the base prospectus to specify all indices that may be used to determine interest payments on the offered securities. Refer to Item 1113(a)(3) of Regulation AB.
          Response: Based on our April 5, 2006 telephone conversation with Sara Kalin, we confirm that any interest rate index will be one used in debt transactions and in no event will be a stock or commodity index. The disclosure on page 26 of the base prospectus has been revised accordingly.
Pre-Funding, page 33
11.	We note that your disclosure regarding both the pre-funding and revolving period indicates that “it is anticipated that” certain restrictions, such as the one and three-year time limits, respectively, specified in Item 1101 of Regulation AB, will apply. Please revise to remove the qualifying language noted above or advise. Additionally, your disclosure currently indicates that the pre-funded amount will not exceed 50% of the principal amount of the securities issued pursuant to a particular offering. Revise to

Securities and Exchange Commission
Division of Corporation Finance
May 4, 2006

reflect the language of Item 1101(c)(3)(ii)(B), which requires that a pre-funded amount not exceed 50% of the “proceeds of the offering.”
          Response: We have revised the disclosure on pages 34-35 of the base prospectus to remove the qualifying language and to provide that the 50% limitation applies to the proceeds of the offering.
          We hope that the foregoing has been responsive to the Staff’s comments.
          If you have any questions related to this letter, please contact the undersigned at (312) 701-7373.

Sincerely,

/s/ STUART M. LITWIN

Stuart M. Litwin
cc:     David Stiepleman, Goldman Sachs Asset Backed Securities Corp.

Exhibit A
[Attached]

April 11, 2006
Mayer, Brown, Rowe & Maw LLP
71 South Wacker Drive
Chicago, Illinois 60606-4637

Main Tel (312) 782-0600
Main Fax (312) 701-7711
www.mayerbrownrowe.com

Stuart M. Litwin
Direct Tel (312) 701-7373
Direct Fax (312) 706-8165
slitwin@mayerbrownrowe.com
Office of the Chief Counsel
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Jeffrey Cohan, Esq

Re:	Goldman Sachs Asset Backed Securities Corp. -
Request for Waiver

Dear Sir:
     We are acting as special counsel to Goldman Sachs Asset Backed Securities Corp. (the “Registrant”). The Registrant filed its Regulation AB compliant Form S-3 registration statement for auto loan ABS transactions (the “Registration Statement”) on February 23, 2006. On behalf of the Registrant, we are asking the Staff to permit the Registrant to file a Form S-3/A Registration Statement, notwithstanding that the requirements set forth in General Instructions I.A.3.(b) and I.A.4 of Form S-3 are not satisfied, as a result of the late filing described in this letter. We are submitting this letter to you after discussing this situation by telephone with Jennifer Williams on March 6, 2006.
     After filing the Registration Statement, the Registrant discovered that with respect to one of its issuing entities, GS Auto Loan Trust 2005-1 (CIK 0001335904) (the “2005 Transaction”), the Form 8-Ks relating to the distribution reports for the September, October, November and December 2005 distribution dates were not filed. Each missing Form 8-K was promptly filed on March 1, 20061. The 2005 Transaction closed on August 19, 2005 and had its first distribution date as September 15, 2005.
     The 2005 Transaction is the third auto loan ABS transaction for which the Registrant has acted as depositor, however, it is the first transaction in which there has been a failure to timely file periodic reports. In its 2003-1 transaction, the Registrant retained JPMorgan Chase Bank, N.A. (“JP Morgan”) as trustee and engaged JP Morgan to have significant administrative responsibilities, including the responsibility to prepare the periodic reports for that transaction and to file them on a timely basis. In its 2004-1 transaction, the Registrant engaged Wells Fargo Bank, N.A. (the “2004 Trustee”) to perform these administrative responsibilities. All periodic reports for 2003-1 and 2004-1 transactions were filed on a timely basis.

[1]	The Registrant also filed Form 8-Ks relating to the distribution reports for the January and February distribution dates and a Form 15 on March 1, 2006.
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Office of the Chief Counsel
April 11, 2006

     For the 2005 Transaction, the Registrant used JPMorgan as trustee again. The 2005-1 transaction was essentially a repeat of the 2004-1 and 2003-1 transactions, and JP Morgan was engaged to perform all of the same administrative responsibilities for the 2005-1 transaction that it had performed for the 2003-1 transaction, including the responsibility to prepare the periodic reports and to file them on a timely basis. Nonetheless, JP Morgan failed to prepare and file those reports for the 2005 Transaction.
     It is the Registrant’s responsibility to assure that periodic reports are prepared and filed on a timely basis, whether or not the Registrant has engaged a trustee to prepare and file those periodic reports. The Registrant failed to oversee the trustee to assure that periodic reports were prepared and filed on a timely basis for the 2005 Transaction. The Registrant recently revised its internal procedures to ensure that it coordinates all the required filings (Form 10-D, Form 10-K and Form 8-K) for each of its issuing entities. The Registrant may further revise its internal procedures, as necessary, as market practice and the Registrant’s experience under Regulation AB evolves. The updated procedures currently require that a specific person employed by the Registrant be appointed with respect to each issuing entity to act as the document control person for that issuing entity. The document control person will be responsible for maintaining contact with the party (the “Filing Party”) responsible for preparing each filing under the applicable transaction agreements to assure that the preparation of the filings occur according to schedule. The document control person for any issuing entity will be the senior transaction team leader at Goldman Sachs Mortgage Company (generally the sponsor under the Registrant’s automotive receivables backed securities program) responsible for the related transaction. All transaction team members, including the document control person, have received in-house training from the legal and compliance departments at Goldman Sachs, as well as from outside legal counsel, in each case, relating to the Exchange Act filing requirements for asset-backed issuers, including as required under Regulation AB. In addition, each document control person will work on a transaction-by-transaction basis with Goldman Sachs’s legal and compliance departments, as well as with outside counsel, to review the filings and to timely resolve any issues that may arise during the filing process.
     Within a prescribed time period (set forth in the applicable transaction agreements) prior to the applicable filing deadline, the Filing Party will be required to deliver to the document control person a draft of the proposed filing, including all exhibits, if any, required to be annexed thereto. The document control person will be required to coordinate the review of the proposed filing by appropriate personnel at the Registrant and outside counsel to ensure that the applicable information and/or exhibits are provided for. Upon determination that the proposed filing satisfies the applicable requirements, the Filing Party will proceed with the filing. On the filing date, the document control person will be required to obtain from the Filing Party a copy of the EDGAR confirmation evidencing receipt of the filing and will subsequently check the Commission’s website to verify that such filing appears under the appropriate issuing entity, and verify that the filed document on the Commission’s web site is the correct document. The document control person will be required to immediately notify his or her supervisors and the applicable legal and compliance team at the Registrant if the preparation of the filing is falling behind schedule or if any required information or exhibits have not been provided. This early

Office of the Chief Counsel
April 11, 2006

warning system will afford the Registrant the opportunity to assure that filings are made in a complete and timely manner. The Registrant believes that its revised internal procedures will be effective to prevent future failures in required filings by its issuing entities.
     The Registrant also has had discussions with JP Morgan, including members of their senior management, to better assure that similar failures will not occur in the future. Attached as an exhibit to this letter is a letter from JP Morgan confirming its role with respect to the missed filings.

Office of the Chief Counsel
April 11, 2006

     If you would like to discuss the foregoing, please call me at (312) 701-7373.

Very truly yours,
/s/ STUART M. LITWIN
Stuart M. Litwin

cc:	Max Webb, Esq.
Jennifer Williams, Esq.
David Stiepleman, Esq.